Leases - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of leases - narrative [line items]
Expense relating to variable lease payments not included in measurement of lease liabilities	$ 3,129	$ 2,689
Interest expense on lease liabilities	$ 1,306	$ 1,211
Minimum
Disclosure of leases - narrative [line items]
Lease term	1 year
Maximum
Disclosure of leases - narrative [line items]
Lease term	5 years